Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

Fax: 484-583-8182

Email: sam.goldstein@lfg.com

VIA EDGAR

June 21, 2013

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Trust”)
File Nos.: 811-08090
Schedule 14A

Dear Mr. Zapata:

Attached for filing via EDGAR is a preliminary proxy statement (the “Proxy Statement”) on Schedule 14A for a special shareholder meeting of the above-referenced registrant (the “Registrant”). The Proxy Statement is being filed pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended and Rule 20a-1 under the Investment Company Act of 1940, as amended.

The proposals being put to a shareholder vote for certain or all series are:

-    The election and re-election of Trustees;

-    The ratification of a manager of managers order;

-    Changing fundamental investment objectives to be non-fundamental; and

-    An increase in the advisory fee for LVIP SSgA Global Tactical Allocation RPM Fund.

It is anticipated that a definitive proxy statement will be filed and mailed to shareholders on or after Monday, July 1, 2013.

If you have any questions or comments, please contact me at the above number or, in my absence, Lisa Matson at 484-583-8083.

Very truly yours,

/s/ Sam Goldstein
Senior Counsel – Funds Management

Enclosures

cc: Jill R. Whitelaw, Esq.; Lisa Matson, Esq.